Fair Value of Assets and Liabilities - Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation (Details) 10Q - LendingClub Corp [Member] - USD ($)
$ in Thousands
		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing Assets, Fair value, Beginning Balance		$ 21,398
Servicing Assets, Fair value, Ending Balance		22,360		$ 21,398
Servicing Liabilities, Fair value, Beginning Balance		2,846
Servicing Liabilities, Fair value, Ending Balance		2,311		2,846
Fair Value, Measurements, Recurring [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing Assets, Fair value, Beginning Balance		21,398	$ 10,250	10,250
Issuances	[1]	5,317	5,631
Changes in fair value, included in servicing fees		(4,047)	232
Other net changes included in deferred revenue		(308)	851
Servicing Assets, Fair value, Ending Balance		22,360	16,964	21,398
Servicing Liabilities, Fair value, Beginning Balance		2,846	3,973	3,973
Issuances	[1]	274	932
Change in fair value, included in servicing fees		(809)	(2,078)
Other net changes included in deferred revenue		0	0
Servicing Liabilities, Fair value, Ending Balance		$ 2,311	$ 2,827	$ 2,846

[1]	Represents the offsets to the gains or losses on sales of the related loans, recorded in other revenue